Earnings/(Loss) Per Share (Details) - Schedule of Diluted Earnings Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of basic and diluted net loss per share [Abstract]
Total	25,018,880	25,975,870	22,141,461
Restricted Shares [Member]
Schedule of basic and diluted net loss per share [Abstract]
Total	7,996,700	7,970,930	2,916,100
Share Options Awards [Member]
Schedule of basic and diluted net loss per share [Abstract]
Total	17,022,180	18,004,940	19,225,361